SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD segment	Dec. 31, 2016 CAD segment
Geographic segmentation:
Reportable segments | segment	1	1
Revenue	CAD 222,638	CAD 223,401
Canada
Geographic segmentation:
Revenue	58,484	62,733
United States
Geographic segmentation:
Revenue	66,774	63,515
Austria
Geographic segmentation:
Revenue	60,328	60,285
Germany
Geographic segmentation:
Revenue	22,271	23,091
Netherlands
Geographic segmentation:
Revenue	9,577	9,515
Other Europe
Geographic segmentation:
Revenue	CAD 5,204	CAD 4,262